Related Party - Related Party Transactions (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Key Management Personnel
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 4,201	€ 3,249	€ 8,138	€ 7,628
Long-term employee benefits	0	60	0	122
Post-employment benefits	192	195	470	384
Termination benefits	0	1,953	0	1,953
Share-based compensation expenses	0	2,736	2,952	2,736
Key management personnel compensation, Total	4,393	€ 8,192	11,560	€ 12,823
Other Related Party Transactions
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	€ 100		€ 100